GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets	$ 4,210	$ 4,235
Total intangible assets, net	51,547	58,833
Internal-use Software [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	56,106	51,882
Finite-Lived Intangible Assets, Accumulated Amortization	(19,331)	(9,110)
Finite-Lived Intangible Assets, Net	36,775	42,772
Proprietary rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	11,942	12,013
Finite-Lived Intangible Assets, Accumulated Amortization	(1,380)	(187)
Finite-Lived Intangible Assets, Net	10,562	11,826
Trademarks [Member] | Mocha Clubs [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	4,210	4,235
Finite-Lived Intangible Assets Other Than Gaming Sub concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 47,337	$ 54,598